Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Information
Dividend declared and paid	$ 110,000	$ 32,000	$ 58,000
Kansas Department of Commerce
Statutory Information
Statutory net income	95,272	69,147	81,041
Statutory capital and surplus	438,848	455,848	449,615
Dividend declared and paid	110,000
Ordinary dividend declared and paid	77,141	32,000
Extraordinary dividends paid	32,859	0
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
Kansas Department of Commerce | Maximum
Statutory Information
Maximum dividend to parent under state regulatory requirements without permission from Kansas regulators	$ 87,930